Losses (Earning) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Losses (Earning) Per Share [Abstract]
Net income (loss) attributable to XChange TEC.INC’s ordinary shareholders		¥ (748,414)	$ (105,129)	¥ (226,821)	¥ (71,313)
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders		(748,414)	(105,129)	(613,166)	(25,102)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders				¥ 386,345	¥ (46,211)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic	[1]	50,254,250,124	50,254,250,124	238,246,158	28,050,733
Weighted average number of ordinary shares used in computing net loss per share— Diluted	[1]	50,254,250,124	50,254,250,124	238,246,158	28,050,733
Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Basic | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Diluted | (per share)		0	0	0	0
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—Basic | (per share)		0	0	0	0
Net loss per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—diluted | (per share)		0	0	0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Basic | (per share)				0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Diluted | (per share)				¥ 0	¥ 0

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023, a share subdivision at a ratio of one-for-hundred thousandth (100,000) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025 (Note 1).